Interests in associates, joint ventures and other investments - Movements in Associates, Joint Ventures and Other Investments (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Movements in interests in associates and joint ventures
Beginning balance	£ 1,065.2	[1]	£ 1,069.4
Additions	16.7		34.5
Share of results of associate undertakings (note 4)	43.5		113.5	[1]	£ 49.8	[1]
Dividends	(49.7)		(46.8)
Other movements	1.2		3.4
Reclassification from other investments to associates	0.3		57.1
Exchange adjustments	12.9		(10.6)
Disposals	(304.0)		(139.1)
Reclassification to subsidiaries	16.9		(6.3)
Amortisation of other intangible assets	(4.2)		(5.7)
Write-downs	(2.0)		(4.2)
Ending balance	796.8		1,065.2	[1]	1,069.4
Movements in interests in other investments
Beginning balance	1,153.5	[1]	1,310.3
Additions	35.0		67.7
Reclassification from other investments to associates	(0.3)		(57.1)
Exchange adjustments			(106.1)
Disposals	(341.7)		(1.7)
Revaluation of other investments			32.1
Revaluation of other investments through profit or loss	68.1
Write-downs			(91.7)
Revaluation of other investments through other comprehensive income	(247.9)
Ending balance	£ 666.7		£ 1,153.5	[1]	£ 1,310.3

[1]	Prior year figures have been restated for the impact of the adoption of IFRS 15 Revenue from Contracts with Customers, as described in the accounting policies.